Condensed Financial Information of the Company - Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 59,794,469	$ 8,421,875	¥ 34,326,192		¥ 6,426,715
Short-term investments	157,415,365	22,171,490	115,112,554
Prepayments and other current assets	4,213,015	593,390	2,298,379
Total current assets	294,750,472	41,514,735	216,617,876
Non-current assets
Intangible assets	21,148	2,979	134,002
Total non-current assets	53,327,648	7,511,043	20,502,077
Total Assets	348,078,120	49,025,778	237,119,953
Current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB91,703,662 and RMB94,196,915 (US$13,267,359) as of December 31, 2022 and 2023, respectively)
Accrued expenses and other liabilities	55,351,399	7,796,081	20,960,723
Convertible bonds, current portion	648,570	91,349	13,885,751
Total current liabilities	152,900,901	21,535,641	116,889,480
Total non-current liabilities	7,935,612	1,117,708	2,459,562
Total liabilities	¥ 160,836,513	$ 22,653,349	¥ 119,349,042
Shareholders' equity
Class A ordinary shares, par value | $ / shares		$ 0.000005		$ 0.000005
Class A ordinary shares, shares authorized	77,300,000,000	77,300,000,000	77,300,000,000
Class A ordinary shares, issued	5,503,491,148	5,503,491,148	5,278,348,396
Class A ordinary shares, outstanding	5,503,491,148	5,503,491,148	5,278,348,396
Equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,278,348,396 and 5,503,491,148 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 177	$ 25	¥ 170
Additional paid-in capital	107,293,091	15,111,916	99,250,468
Statutory reserves	105,982	14,927	5,000
Accumulated other comprehensive income	4,723,760	665,328	3,322,238
Retained earnings	75,118,597	10,580,233	15,193,035
Total shareholders' equity	187,241,607	26,372,429	117,770,911		¥ 75,114,547	¥ 60,175,888
Total liabilities and shareholders' equity	348,078,120	49,025,778	237,119,953
Parent Company | Reportable legal entity
Current assets
Cash and cash equivalents	3,116	439	61,553
Prepayments and other current assets	70	10	443
Total current assets	3,186	449	61,996
Non-current assets
Intangible assets | ¥			109,847
Investments in subsidiaries, the VIE and subsidiaries of the VIE	193,146,679	27,204,141	133,085,591
Total non-current assets	193,146,679	27,204,141	133,195,438
Total Assets	193,149,865	27,204,590	133,257,434
Current liabilities (including amounts of the VIE and its subsidiaries without recourse to the primary beneficiary of RMB91,703,662 and RMB94,196,915 (US$13,267,359) as of December 31, 2022 and 2023, respectively)
Accrued expenses and other liabilities	28,165	3,967	25,017
Convertible bonds, current portion	648,570	91,349	13,885,751
Total current liabilities	676,735	95,316	13,910,768
Convertible bonds	5,231,523	736,845	1,575,755
Total non-current liabilities	5,231,523	736,845	1,575,755
Total liabilities	¥ 5,908,258	$ 832,161	¥ 15,486,523
Shareholders' equity
Class A ordinary shares, par value | $ / shares				$ 0.000005
Class A ordinary shares, shares authorized			77,300,000,000		77,300,000,000
Class A ordinary shares, issued	5,503,491,148	5,503,491,148	5,278,348,396
Class A ordinary shares, outstanding	5,503,491,148	5,503,491,148	5,278,348,396
Equity
Additional paid-in capital	¥ 107,293,091	$ 15,111,916	¥ 99,250,468
Statutory reserves	105,982	14,927	5,000
Accumulated other comprehensive income	4,723,760	665,328	3,322,238
Retained earnings	75,118,597	10,580,233	15,193,035
Total shareholders' equity	187,241,607	26,372,429	117,770,911
Total liabilities and shareholders' equity	193,149,865	27,204,590	133,257,434
Parent Company | Reportable legal entity | Class A ordinary shares
Equity
Class A ordinary shares (US$0.000005 par value; 77,300,000,000 shares authorized; 5,278,348,396 and 5,503,491,148 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	¥ 177	$ 25	¥ 170